Transmission line projects accounted for under IFRIC 12, 'Service Concession Arrangements'	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Transmission line projects accounted for under IFRIC 12, 'Service Concession Arrangements'
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Transmission line projects accounted for under IFRIC 12, 'Service Concession Arrangements'

During the year ended March 31, 2023, the Group through its subsidiaries engaged in transmission business wherein the subsidiaries have entered into Transmission Services Agreements (TSA) with the Government (Grantor) on Build, Own, Operate and Maintain (BOOM) or Build, Own, Operate and Transfer (BOOT) basis. The Group through its subsidiaries acts as a transmission licensee. The TSAs have been entered for term of 35 years and as per the terms of the TSA, the Group is responsible for constructing the Transmission project, then operating and maintaining these Transmission projects for the entire concession period which is approximately equal to the useful life of the transmission assets.

All Transmission projects have fixed annual levelised tariff as per terms of TSA. These arrangements fall under the purview IFRIC 12, 'Service Concession Arrangements' and have been accounted as per financial asset model.

As at March 31, 2023, all the transmission projects are under the construction phase. The transaction price allocated to the remaining construction activites and operation and maintenance services is approximately INR 4,315 and INR 2,761 respectively. As the construction activities progress, the performance obligations will continue to be fulfilled and the remaining revenue would be recognised. The Group expects to complete the constuction activities within next two years. Further, operating and maintenance services shall be completed over the tenure of TSAs.

The movement of contract assets are summarised below:

	As at March 31,
	2023	2023
	(INR)	(USD)
Balance at the beginning of the year	—	—
Recognition of contract assets pursuant to recognition of construction revenue*	7,557	92
Unwinding of contract assets (calculated at the rate of 7.62% p.a. to 7.91% p.a.)	154	2
Balance at the end of the year	7,711	94
Non-current	7,139	87
Current	572	7

* includes profit of INR 292.

The costs incurred for the construction activities, primarily comprises of raw materials and consumables used of INR 6,914.